                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               ------------
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tesuji Partners LLC
Address: 111 Upper Shad Road
         Pound Ridge, New York 10576

Form 13F File Number: 28- 10635

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jean-Pierre Vaganay
Title: Agent
Phone: 212-333-3353

Signature, Place, and Date of Signing:


/s/ Jean-Pierre Vaganay                   August 2, 2004
-----------------------   New York, NY    -------------------
[Signature]               [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-
   ----------------    --------------------------------

[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         4

Form 13F Information Table Value Total:   258,764
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name
----   --------------------   ----
None   28-
          -----------------   --------------------------------

[Repeat as necessary.]

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                          [FORM 13F INFORMATION TABLE]

------------------------------------------------------------------------------------------------------------------------------
                                      Form 13F Information Table for Tesuji Partners LLC

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Voting
                                                                                                                   Authority
     Name                                         Value      Shrs or            Put/   Investment     Other    ---------------
   of Issuer            Class        Cusip     (x $1,000)     Pm Amt    Sh/Pm   Call   Discretion   Managers     Sole    Share
------------------------------------------------------------------------------------------------------------------------------
Iron Mountain       common stock   462846106     100,506    2,082,600     Sh             100,506               100,506
------------------------------------------------------------------------------------------------------------------------------
Golden West
   Financial Corp   common stock   381317106      62,555      588,200     Sh              62,555                62,555
------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan       common stock   49455P101      71,794    1,210,900     Sh              71,794                71,794
------------------------------------------------------------------------------------------------------------------------------
Regis Corp          common stock   758932107      23,909      536,200     Sh              23,909                23,909
------------------------------------------------------------------------------------------------------------------------------
                                                 258,764    4,363,500
------------------------------------------------------------------------------------------------------------------------------

* Numbers based on market value as of 6/30/04